Statements of Operations - USD ($)	2 Months Ended	3 Months Ended	9 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2020
Income Statement [Abstract]
Revenues
Cost of Sales
Gross Profit
Operating expenses:
Marketing expenses		400	505
Research and development			1,978
General and administrative	1,550	202,576	569,384
Total operating expenses	1,550	202,976	571,867
Loss from operations	(1,550)	(202,976)	(571,867)
Other expense:
Interest expense		60,262	148,126
Total other expense, net		60,262	148,126
Loss before income taxes	(1,550)	(263,238)	(719,993)
Income taxes
Net loss	$ (1,550)	$ (263,238)	$ (719,993)
Net loss per share, basic and diluted	$ (0.00)	$ (0.53)	$ (1.44)
Weighted average number of shares outstanding
Basic and diluted	500,000	500,000	500,000